Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2	Basis of presentation for the consolidated financial statements

2.1	Accounting period

These consolidated financial statements cover the following periods:

(a)	Consolidated Statements of Financial Position as of December 31, 2021 and 2020.
(b)	Consolidated Statements of Income from January 1 to December 31, 2021, 2020 and 2019.
(c)	Consolidated Statements of Comprehensive Income from January 1 to December 31, 2021, 2020 and 2019.
(d)	Consolidated Statements of Changes in Equity for the years ended December 31, 2021, 2020 and 2019.
(e)	Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019.

2.2	Consolidated financial statements

The consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with IFRS and represent the full, explicit and unreserved adoption of IFRS, issued by the International Accounting Standards Board.

These consolidated financial statements fairly present the Company’s financial position, as of December 31, 2021 and 2020, the comprehensive results of operations, changes in equity and cash flows occurring for the three years ended December 31, 2021, 2020 and 2019.

IFRS establish certain alternatives for their application, those applied by the Company are detailed in this Note and Note 3.

The accounting policies used in the preparation of these consolidated financial statements
comply with each IFRS in force at their date of presentation.
2.3	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following:

(a)	Inventories are recorded at the lower of cost and net realizable value.
(b)	Financial derivatives measured at fair value.
(c)	Certain financial investments measured at fair value with an offsetting entry in other comprehensive income.

2.4	Accounting pronouncements

New accounting pronouncements

(a)	The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2021:

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Reform to the referential interest rate (IBOR)- Phase 2” Published in August 2020.	These amendments provide certain simplifications in relation to the reform to the referential interest rates, including the replacement of a reference rate by an alternative.	01-01-2021
Amendment to IFRS 16 “Lease Concessions” - Published in March 2021.
This amendment extends by one year the period of application of the practical case of IFRS 16 Leases (contained in the amendment to that standard published in May 2020), with the purpose of assisting lessees in accounting for COVID-19 related rental concessions. The amendment is effective for annual periods beginning on or after April 1, 2021. However, early adoption is permitted even for financial statements not authorized for issue as of March 31, 2021.
01-01-2021

Management determined that the adoption of the aforementioned standards, amendments and interpretations did not significantly impact the company’s consolidated financial statements.

(b)	Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2021 and which the Company has not adopted early are as follows:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendment to IAS 1 “Presentation of financial statements” on classification of liabilities.
These amendments clarify that the liabilities will be classified as current or non-current depending on the rights that exist at the close of the reporting period. The classification is not affected by the expectations of the entity or the events subsequent to the report date (for example, the receipt of a waiver or noncompliance with the pact). The amendment also clarifies what IAS 1 means when referring to “liquidation” of a liability.  The amendment must be applied retroactively in accordance with IAS 8.
01-01-202 3
Reference to the Conceptual Framework - Amendments to IFRS 3.	Minor modifications were made to IFRS 3 “Definition of a Business” to update references to the conceptual framework for financial reporting without changing the requirements of business combinations.	01-01-2022
Amendment to IAS 16 “Property, plant and equipment”.
This prohibits companies from deducting from the cost of the property any revenue received from the sale of articles produced while the company is preparing the asset for its anticipated use. The company must recognize this sales revenue and associated costs in the profit or loss for the fiscal year.
01-01-2022
Amendment to IAS 37, “Provisions, contingent liabilities and contingent assets”.	This clarifies for onerous contracts which inevitable costs a company must include to assess whether a contract will result in a loss.	01-01-2022
Annual improvements to IFRS standards, 2018-2020 cycle. The following improvements were finalized in May 2020:
IFRS 9 Financial Instruments.	This clarifies which fees must be included in the 10% test for the derecognition of financial liabilities.	01-01-2022
IFRS 16 Leases.
Modification of illustrative example 13 to eliminate the illustration of lessor payments in relation to improvements to rental properties, to eliminate any confusion as to the treatment of lease incentives.
01-01-2022
Amendments to IAS 1: “Presentation of the Financial Statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors”.
The amendments are intended to improve disclosures of accounting policies and to help users of financial statements distinguish between changes in accounting estimates and changes in accounting policies.
01-01-2023
Amendment to IAS 12 - Deferred taxes related to assets and liabilities that arise from a single transaction.	These amendments require companies to recognize deferred taxes on transactions that result in equal amounts in taxable and deductible temporary differences in the initial recognition.	01-01-2023
Amendment to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”, Published in September 2014.
These amendments address an inconsistency between the requirements in IFRS 10 and those in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.
undetermined

Management believes that the adoption of the above standards, amendments and interpretations will not have a significant impact on the Company’s financial statements.

2.5	Basis of consolidation

(a)	Subsidiaries

The Company established control as the basis of consolidation of its financial statements. The Company controls a subsidiary when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.

The consolidation of a subsidiary starts when the Group controls it and it is no longer included in the consolidation when this control is lost.

Subsidiaries are consolidated through a line by line method, adding items that represent assets, liabilities, income and expenses with a similar content, and eliminating operations between companies within the SQM Group.

Results for dependent companies acquired or disposed of during the period are included in the consolidated accounts from the date on which control is transferred to the SQM Group or until the date when this control ends, as relevant.

To account for an acquisition of a business, the Company uses the acquisition method. Under this method, the acquisition cost is the fair value of assets delivered, equity securities issued, and incurred or assumed liabilities at the date of exchange. Assets, liabilities and contingencies identifiable assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure the non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquire.

The following tables
lists the principal subsidiaries controlled by the Group
as of December 31, 2021
:

					Ownership Interest
Subsidiaries	TAX ID No.	Address	Country of Incorporation	Functional Currency	Direct	Indirect	Total
SQM Nitratos S.A.	96.592.190-7	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
SQM Potasio S.A.	96.651.060-9	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	-	100.0000
Serv. Integrales de Tránsito y Transf. S.A.	79.770.780-5	Arturo Prat 1060, Tocopilla	Chile	Dollar	0.0003	99.9997	100.0000
Isapre Norte Grande Ltda.	79.906.120-1	Anibal Pinto 3228, Antofagasta	Chile	Peso	1.0000	99.0000	100.0000
Ajay SQM Chile S.A.	96.592.180-K	Av. Pdte. Eduardo Frei 4900, Santiago	Chile	Dollar	51.0000	-	51.0000
Almacenes y Depósitos Ltda.	79.876.080-7	El Trovador 4285, Las Condes	Chile	Peso	1.0000	99.0000	100.0000
SQM Salar S.A.	79.626.800-K	El Trovador 4285, Las Condes	Chile	Dollar	18.1800	81.8200	100.0000
SQM Industrial S.A.	79.947.100-0	El Trovador 4285, Las Condes	Chile	Dollar	99.0470	0.9530	100.0000
Exploraciones Mineras S.A.	76.425.380-9	El Trovador 4285, Las Condes	Chile	Dollar	0.2691	99.7309	100.0000
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	76.534.490-5	Anibal Pinto 3228, Antofagasta	Chile	Peso	-	100.0000	100.0000
Soquimich Comercial S.A.	79.768.170-9	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Agrorama Ltda. (1)	76.064.419-6	El Trovador 4285, Las Condes	Chile	Peso	-	70.0000	70.0000
Comercial Hydro S.A.	96.801.610-5	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
Agrorama S.A.	76.145.229-0	El Trovador 4285, Las Condes	Chile	Peso	-	100.0000	100.0000
Orcoma Estudios SPA	76.359.919-1	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
Orcoma SPA	76.360.575-2	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
SQM MaG SpA	76.686.311-9	Los Militares 4290, Las Condes	Chile	Dollar	-	100.000	100.0000
Sociedad Contractual Minera Búfalo	77.114.779-8	Los Militares 4290, Las Condes	Chile	Dollar	99.9000	0.1000	100.0000
SQM North America Corp.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	40.0000	60.0000	100.0000
RS Agro Chemical Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	98.3333	1.6667	100.0000
Nitratos Naturais do Chile Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	-	100.0000	100.0000
SQM Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	0.0002	99.9998	100.0000
SQM Perú S.A.	Foreign	Avenida Camino Real N° 348 of. 702, San Isidro, Lima	Peru	Dollar	0.0091	99.9909	100.0000
SQM Ecuador S.A.	Foreign	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211	Ecuador	Dollar	0.00401	99.9960	100.0000
SQM Brasil Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	0.7100	99.2900	100.0000
SQMC Holding Corporation.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta	United States of America	Dollar	0.1000	99.9000	100.0000
SQM Japan Co. Ltd.	Foreign	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokyo	Japan	Dollar	0.1597	99.8403	100.0000

(1)	SQM controls Soquimich Comercial, which in turn controls Comercial Agrorama Ltda, SQM has management control over Comercial Agrorama Ltda.

					Ownership Interest
Subsidiaries	TAX ID No.	Address	Country of Incorporation	Functional Currency	Direct	Indirect	Total
SQM Europe N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM Indonesia S.A.	Foreign	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede	Indonesia	Dollar	-	80.0000	80.0000
North American Trading Company	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
SQM Virginia LLC	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
SQM Comercial de México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	0.0100	99.9900	100.0000
SQM Investment Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	1.0000	99.0000	100.0000
Royal Seed Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	1.6700	98.3300	100.0000
SQM Lithium Specialties Limited Partnership	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
Comercial Caimán Internacional S.A.	Foreign	Edificio Plaza Bancomer	Panama	Dollar	-	100.0000	100.0000
SQM France S.A.	Foreign	ZAC des Pommiers 27930, FAUVILLE	France	Dollar	-	100.0000	100.0000
Administración y Servicios Santiago S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	-	100.0000	100.0000
SQM Nitratos México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol CP 45050, Zapopan, Jalisco México	Mexico	Dollar	-	100.0000	100.0000
Soquimich European Holding B.V.	Foreign	Loacalellikade 1 Parnassustoren 1076 AZ Amsterdan	Holland	Dollar	-	100.0000	100.0000
SQM Iberian S.A.	Foreign	Provenza 251 Principal 1a CP 08008, Barcelona	Spain	Dollar	-	100.0000	100.0000
SQM Africa Pty Ltd.	Foreign	Tramore House, 3 Waterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg	South Africa	Dollar	-	100.0000	100.0000
SQM Oceanía Pty Ltd.	Foreign	Level 9, 50 Park Street, Sydney NSW 2000, Sydney	Australia	Dollar	-	100.0000	100.0000
SQM Beijing Commercial Co. Ltd.	Foreign	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.	China	Dollar	-	100.0000	100.0000
SQM Thailand Limited	Foreign	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok	Thailand	Dollar	-	99.9960	99.9960
SQM Colombia SAS	Foreign	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.	Colombia	Dollar	-	100.0000	100.0000
SQM Australia PTY	Foreign	Level 16, 201 Elizabeth Street Sydney	Australia	Dollar	-	100.0000	100.0000
SQM International N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM (Shanghai) Chemicals Co. Ltd.	Foreign	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai	China	Dollar	-	100.0000	100.0000
SQM Korea LLC	Foreign	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea	Korea	Dollar	-	100.0000	100.0000
SQM Holland B.V.	Foreign	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	Dollar	-	100.0000	100.0000

2.6	Investments in associates and joint ventures

Investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

(a)	Joint operations

The Company recognizes its direct right to the assets, liabilities, income and expenses of the joint arrangement.

(b)	Joint ventures and investments in associates

Interests in companies over which joint control is exercised (joint ventures) or where an entity has significant influence (associates) are recognized using the equity accounting method. Significant influence is presumed when the investor owns over 20% of the investee’s share capital. The investment is recognized using this method in the statement of financial position at cost plus changes subsequent to acquisition and includes the proportional share of the associate’s equity. For these purposes, the percentage interest in the associate is used. The associated acquired goodwill is included in the investee’s book value and is not amortized. The debit or credit to the income statement reflects the proportional share of the profit or loss of the associate.

Unrealized gains from transactions with joint ventures or associates are eliminated in accordance with the Company's percentage interest in such entities. Any unrealized losses are also eliminated, unless that transaction provides evidence that the transferred asset is impaired.

Changes in associate’s or joint ventures equity are recognized proportionally with a charge or credit to "Other Reserves" and are classified according to their origin. The reporting dates of the associate or joint ventures, the Company and related policies are similar for equivalent transactions and events in similar circumstances. In the event that significant influence is lost, or the investment is sold, or held for sale, the equity method is suspended, not recognizing the proportional share of the gain or loss. If the resulting value under the equity method is negative, the share of profit or loss is reflected as zero in the consolidated financial statements, unless there is a commitment by the Company to restore the capital position of the Company, in which case the related risk provision and expense are recorded.

Dividends received by these companies are recorded by reducing the value of the investment and are shown in cash flows from operating activities, and the proportional share of the gain or loss recognized in accordance with the equity method is included in the consolidated income statement under "Share of Gains (Losses) of Associates and Joint Ventures Accounted for Using the Equity Method''.